UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.0% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	No Opt. Call	Aa1	$ 3,871,554
	2006C-2, 5.000%, 11/15/14 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,190,496
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	710,208
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,609,394
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AAA	984,730
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,450	Total Alabama			8,366,382
	Alaska – 0.8% (0.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	Baa3	3,023,920
1,500	5.000%, 6/01/46	6/14 at 100.00	Baa3	969,945
5,500	Total Alaska			3,993,865
	Arizona – 2.2% (1.4% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	201,930
265	5.250%, 12/01/25	12/15 at 100.00	BBB	266,595
2,500	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 14.553%,	7/17 at 100.00	AAA	2,322,800
	7/01/31 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	5,206,000
	2008, Trust 1132, 9.051%, 7/01/38 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	3,075,744
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
965	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	797,476
	2005, 6.000%, 7/01/30
12,380	Total Arizona			11,870,545
	Arkansas – 0.7% (0.5% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa2	3,460,225
	AMBAC Insured
200	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds, Series	12/10 at 100.00	N/R	201,950
	2000, 5.600%, 12/01/25 – AMBAC Insured
3,490	Total Arkansas			3,662,175
	California – 23.4% (15.1% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	1,515,315
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	2,320,043
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	No Opt. Call	A2	1,005,200
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	AAA	2,507,875
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,143,809
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	No Opt. Call	A+	5,295,070
	5.000%, 5/15/14 (UB)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	866,230
	2009I-1, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,553,565
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	A1	2,141,097
3,000	5.500%, 3/01/40	3/20 at 100.00	A1	3,071,670
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes
	of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB–	906,849
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB–	1,037,025
1,055	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	1/19 at 100.00	N/R	1,060,475
	Aspire Public Schools, Series 2010, 6.000%, 7/01/40
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	906,980
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,679,020
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	A+	1,626,495
	Option Bond Trust 3175, 13.358%, 11/15/48 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A	2,040,277
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	BBB	2,284,742
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
145	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	8/13 at 100.00	N/R (4)	164,307
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 (Pre-refunded 8/01/13) –
	RAAI Insured
2,000	Glendale, California, Redevelopment Agency, Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A–	2,030,800
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	BBB	2,292,750
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	712,260
610	5.125%, 6/01/47	6/17 at 100.00	BBB	393,853
1,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	1,056,163
	Bonds, Series 2007A-2, 0.000%, 6/01/37
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	14,301,922
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
400	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	397,284
	5.000%, 9/01/33 (WI/DD, Settling 8/19/10) – AGM Insured
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A,	No Opt. Call	A	3,124,521
	7.000%, 11/01/34
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	A	1,201,155
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	18,643,292
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	1,383,126
	6.750%, 11/01/39
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	19,625,352
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa1 (4)	4,087,516
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	Aa2	5,167,250
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa3	244,785
275	5.000%, 9/01/23	9/15 at 102.00	Baa3	262,279
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	714,648
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
5,000	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AAA	4,336,050
	3.000%, 6/15/25 – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	1,555,544
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	1,244,655
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	2,417,101
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	3,221,691
138,085	Total California			124,540,041
	Colorado – 3.9% (2.5% of Total Investments)
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	No Opt. Call	N/R	1,520,157
	Series 2009A, 7.750%, 8/01/39
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	12,610,854
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	2,495,450
	NPFG Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AAA	3,408,660
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	709,449
	Utilities, Series 2008, 6.500%, 11/15/38
32,065	Total Colorado			20,744,570
	Connecticut – 0.5% (0.3% of Total Investments)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,661,025
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	District of Columbia – 7.3% (4.7% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	10/10 at 160.00	AAA	29,121,343
	5.000%, 4/01/20 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa2	3,605,040
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31	4/11 at 31.03	A (4)	4,928,391
	(Pre-refunded 4/01/11) – MBIA Insured
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,215,192
	Tender Option Bond Trust 1606, 11.356%, 10/01/30 – AMBAC Insured (IF)
43,895	Total District of Columbia			38,869,966
	Florida – 5.8% (3.7% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	Aa3	1,026,300
	5.000%, 5/01/27 – NPFG Insured
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	4,271,285
	Series 2005, 5.000%, 4/01/24
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	277,560
	Series 2009B, 7.000%, 4/01/39
1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	940,270
	2004, 5.850%, 5/01/35
1,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/12 at 100.00	N/R	1,140,360
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
14,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A	13,187,160
	2007B, 4.500%, 10/01/31 – NPFG Insured
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,848,312
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,136,369
	5.400%, 5/01/37
1,905	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,646,015
	6.000%, 5/01/23
1,250	Wyndam Park Community Development District, Florida, Special Assessment Bonds,Series 2003,	5/13 at 101.00	A	1,278,438
	6.375%, 5/01/34
32,200	Total Florida			30,752,069
	Georgia – 3.0% (2.0% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	1,038,400
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AAA	1,565,220
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	A	2,002,900
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	N/R	6,215,014
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A–	2,451,075
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,717,843
	Series 1997E, 6.500%, 1/01/20
15,230	Total Georgia			15,990,452
	Idaho – 1.7% (1.1% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – NPFG Insured	12/11 at 100.00	Aa2	5,003,362
2,885	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	Aa3	3,039,694
	5.650%, 7/01/26
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	469,125
500	5.250%, 9/01/30	9/16 at 100.00	BBB–	455,450
8,695	Total Idaho			8,967,631
	Illinois – 12.0% (7.7% of Total Investments)
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	N/R (4)	5,354,685
	Authority, Series 2003, 5.250%, 3/01/23 (Pre-refunded 3/01/13) – AMBAC Insured
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aa1 (4)	2,157,960
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – AGM Insured
510	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series	10/19 at 100.00	Baa2	534,689
	2009, 6.500%, 4/01/44
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,177,200
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,528,025
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,008,560
2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	1,970,860
	5.125%, 5/15/35
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	347,335
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,161,670
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A–	1,221,920
	Series 2009C, 6.625%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	927,270
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB	2,140,840
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB	3,219,030
1,000	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	1,038,100
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,460,046
	2009B, 5.000%, 8/15/26
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,095,910
	Series 2009, 6.125%, 5/15/25
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	2,829,840
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
4,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	4,017,760
	Series 2002, 5.500%, 1/01/22
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aa3	14,008,316
	Bonds, Series 1997, 7.800%, 1/01/12 – AGM Insured
5,000	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	N/R (4)	5,376,300
	Bonds, Series 1994, 5.850%, 2/01/13 – FGIC Insured (ETM)
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	A	3,495,557
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – AGM Insured	No Opt. Call	AAA	1,430,666
1,300	8.700%, 12/01/14 – AGM Insured	No Opt. Call	AAA	1,703,312
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aa3	1,461,501
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured
61,900	Total Illinois			63,667,352
	Indiana – 3.4% (2.2% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	N/R (4)	5,790,629
	4/01/20 (Pre-refunded 4/01/11)
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	1,111,719
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and	3/20 at 100.00	A–	1,462,830
	Health Services Project, Series 2010, 5.125%, 3/01/30
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/12 at 100.00	Aaa	1,919,292
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	1/11 at 102.00	Aaa	2,547,071
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (5)	2/15 at 100.00	BB+	861,025
2,500	5.375%, 2/15/34 (5)	2/15 at 100.00	BB+	1,388,750
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	A1 (4)	3,137,169
	7/15/14 (Pre-refunded 1/15/13) – AMBAC Insured
19,270	Total Indiana			18,218,485
	Iowa – 1.8% (1.2% of Total Investments)
800	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A,	8/19 at 100.00	Aa3	847,936
	5.625%, 8/15/37 – AGC Insured
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,126,510
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	5,739,680
	5.500%, 6/01/42
11,800	Total Iowa			9,714,126
	Kansas – 1.3% (0.8% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,033,850
	Inc., Series 2005L, 5.000%, 11/15/22
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	607,878
	Mall Project, Series 2010, 5.900%, 4/01/32
325	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	349,681
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
2,560	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	3,213,210
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	N/R	1,633,129
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,465	Total Kansas			6,837,748
	Kentucky – 1.1% (0.7% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	1/11 at 100.00	A–	2,002,300
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	2,067,340
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,010	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	1,923,892
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
6,010	Total Kentucky			5,993,532
	Louisiana – 1.8% (1.2% of Total Investments)
565	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/10 at 100.50	Aaa	593,482
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
635	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	676,021
445	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	462,359
1,380	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	8/20 at 100.00	BB+	1,422,959
	Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29 (Mandatory
	put 8/01/20)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	1,037,810
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,005,190
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,358,425
	Series 2007A, 5.500%, 5/15/47
9,525	Total Louisiana			9,556,246
	Maine – 0.3% (0.2% of Total Investments)
1,665	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Series 2010A,	7/20 at 100.00	Aa3	1,698,217
	5.000%, 7/01/40
	Maryland – 0.6% (0.4% of Total Investments)
515	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	524,934
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,582,750
	Series 2004, 5.375%, 8/15/24
3,015	Total Maryland			3,107,684
	Massachusetts – 3.8% (2.5% of Total Investments)
4,750	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/10 at 101.00	N/R	4,666,875
	Apartments, Series 1999, 7.000%, 12/01/31
1,105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/11 at 100.00	BBB	1,105,453
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,875	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB+	1,903,069
	Health Care, Series 2001C, 6.500%, 7/01/21
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,966,196
	University Issue, Series 2009A, 5.750%, 7/01/39
2,030	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/10 at 100.00	BBB	2,027,199
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	5,665,641
	5.000%, 8/15/23 – AGM Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A,	No Opt. Call	AAA	3,096,881
	4.500%, 2/01/15 – AGM Insured (UB)
19,880	Total Massachusetts			20,431,314
	Michigan – 4.9% (3.2% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,625,658
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – AGM Insured
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA–	2,522,775
	5.000%, 11/01/30
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	A+	11,879,228
	FGIC Insured
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,429,097
	10/15/22 – AMBAC Insured
3,240	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	3,258,209
	Refunding Series 2009, 5.750%, 11/15/39
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	No Opt. Call	Aa2	2,000,940
	2006A, 5.000%, 12/01/14 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	286,957
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
23,895	Total Michigan			26,002,864
	Minnesota – 7.4% (4.8% of Total Investments)
2,750	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	2,811,765
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	6,901,950
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	627,948
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	19,920,894
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	1,003,930
	Series 2005, 6.000%, 11/15/25
2,000	Washington County Housing & Redevelopment Authority, Minnesota, Hospital Facility Revenue	11/10 at 100.00	BB+	1,880,820
	Bonds, Healtheast Project, Series 1998, 5.500%, 11/15/27
6,280	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	5,959,657
	2007A, 3.500%, 2/01/28
37,030	Total Minnesota			39,106,964
	Mississippi – 0.6% (0.4% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/10 at 100.00	BBB	999,920
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	No Opt. Call	AA	2,346,048
	Healthcare, Series 2004B-1, 5.000%, 3/01/13 (UB)
3,275	Total Mississippi			3,345,968
	Missouri – 1.6% (1.1% of Total Investments)
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,069,280
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	200,058
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,094,330
	Bonds, Series 2006, 5.250%, 3/01/26 – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	867,781
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,418,387
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A	3,104,370
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
8,490	Total Missouri			8,754,206
	Nebraska – 2.1% (1.4% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	11,179,785
	FGIC Insured (UB)
	Nevada – 1.5% (1.0% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,277,240
7,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	1,804,866
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured (6)
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,863,104
	8.000%, 6/15/30
13,130	Total Nevada			7,945,210
	New Hampshire – 0.2% (0.1% of Total Investments)
825	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa2	892,163
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.9% (1.9% of Total Investments)
1,760	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	6/12 at 100.00	BBB	1,747,574
	5.500%, 6/15/24
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,435,479
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,064,120
555	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident	6/20 at 100.00	Baa3	566,655
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1	690,744
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	683,828
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	823,297
	Bond Trust PA-4643, 19.287%, 6/01/30 (IF) (8)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	3,987,282
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	742,217
1,225	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	1,312,943
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,302,983
	Series 2007-1A, 4.750%, 6/01/34
15,185	Total New Jersey			15,357,122
	New Mexico – 0.8% (0.5% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	928,937
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,351,035
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	Baa3	2,010,180
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,290,152
	New York – 17.2% (11.2% of Total Investments)
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,993,858
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	3,145,610
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,783,065
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,739,683
	2/15/47 – NPFG Insured
1,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	1,271,153
	5/01/33 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,055,050
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,311,358
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,293,344
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,202,558
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	606,820
	Bonds, Tender Option Bond Trust 3484, 17.752%, 6/15/39 (IF)
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	No Opt. Call	AAA	6,055,704
	Series 2004C, 5.000%, 8/01/12 (UB)
1,745	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA	1,918,715
3,255	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	AA (4)	3,716,885
	(Pre-refunded 6/01/13)
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	4,512,018
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%,	No Opt. Call	AA	7,602,280
	10/01/13 (UB)
5,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 2/15/13 (UB)	No Opt. Call	AA	5,618,950
2,000	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	AA	2,021,620
	Bank of America Tower at One Bryant Park Project, Series 2010, 5.125%, 1/15/44
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,405,700
	5.250%, 12/01/19
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	12/10 at 100.00	AA–	5,417,712
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,566,420
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	17,533,657
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
86,600	Total New York			91,772,160
	North Carolina – 1.5% (1.0% of Total Investments)
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	7,932,870
	Health System, Series 2001, 5.250%, 10/01/26 (Pre-refunded 10/01/11)
	Ohio – 1.3% (0.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,125	5.125%, 6/01/24	6/17 at 100.00	BBB	2,620,500
530	5.875%, 6/01/30	6/17 at 100.00	BBB	418,414
525	5.750%, 6/01/34	6/17 at 100.00	BBB	392,921
1,000	6.500%, 6/01/47	6/17 at 100.00	BBB	779,120
1,180	5.875%, 6/01/47	6/17 at 100.00	BBB	836,325
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	769,758
	Services, Improvement Series 2010A, 5.625%, 7/01/26
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	857,016
	Project, Series 2009E, 5.625%, 10/01/19
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	240,340
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
8,170	Total Ohio			6,914,394
	Oklahoma – 1.3% (0.8% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	632,258
	5.375%, 9/01/36
990	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	959,439
	5.000%, 2/15/42
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	88,858
	System, Series 2006, Trust 3500, 8.350%, 12/15/36 (IF)
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	No Opt. Call	AA	5,308,300
	System, Series 2006, 5.000%, 6/15/30 (UB)
7,108	Total Oklahoma			6,988,855
	Pennsylvania – 3.0% (1.9% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	1,081,830
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	2,076,080
	Medical Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	441,130
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	No Opt. Call	AAA	3,185,070
	5.000%, 6/01/14 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,028,050
	Ministries Project, Series 2009, 6.125%, 1/01/29
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	405,648
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,948,341
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,601,013
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,174,970
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
15,620	Total Pennsylvania			15,942,132
	Puerto Rico – 1.5% (1.0% of Total Investments)
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,528,470
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,284,731
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	1,217,821
2,000	6.000%, 8/01/42	8/19 at 100.00	A+	2,149,560
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,974,000
	8/01/42 – NPFG Insured
19,825	Total Puerto Rico			8,154,582
	Rhode Island – 0.7% (0.5% of Total Investments)
3,615	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,637,052
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 2.5% (1.6% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	2,067,760
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,646,526
	GROWTH, Series 2004, 5.250%, 12/01/23
1,355	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	1,510,554
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
5,145	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	5,171,394
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
12,905	Total South Carolina			13,396,234
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,790,408
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 2.9% (1.9% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,152,032
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	5,320,450
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA	5,338,800
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37 (5)	11/17 at 100.00	N/R	602,490
1,200	5.500%, 11/01/46 (5)	11/17 at 100.00	N/R	1,032,840
15,100	Total Tennessee			15,446,612
	Texas – 11.0% (7.1% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	No Opt. Call	Aaa	4,972,600
	4.250%, 8/15/14 (UB)
1,250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010, 5.750%, 1/01/25	1/20 at 100.00	BBB–	1,276,350
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	7,631,987
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,945,779
	0.000%, 12/01/22 – AGM Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	806,096
1,220	5.125%, 8/15/26	No Opt. Call	BBB–	1,152,241
1,100	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AAA	1,188,759
	5.750%, 1/01/40 – AGC Insured
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,303,752
	5.750%, 1/01/38
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,202,586
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	422,030
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	4,119,826
	5.500%, 9/01/30 – FGIC Insured
7,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,541,400
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,910	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	1,918,729
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
2,895	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	3,064,502
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	701,766
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,688,332
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,046,840
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	868,200
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	BBB+	5,527,500
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	BBB+	5,713,320
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	No Opt. Call	N/R	1,163,059
	Manor, Series 2010, 7.000%, 11/01/30
74,910	Total Texas			58,255,654
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	262,095
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	916,637
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,178,732
	Virginia – 0.5% (0.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	1,006,730
	2006, 5.000%, 9/01/26
1,870	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,843,577
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,870	Total Virginia			2,850,307
	Washington – 5.9% (3.8% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	8,113,036
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
17,075	Port of Seattle, Washington, General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AAA	17,142,105
	(Alternative Minimum Tax) (UB)
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC	10/11 at 100.00	AA–	5,227,950
	Insured (Alternative Minimum Tax) (UB)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	840,290
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
34,420	Total Washington			31,323,381
	West Virginia – 1.2% (0.8% of Total Investments)
3,550	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	3,600,694
	Series 2003L, 5.500%, 10/01/22
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A2	2,025,036
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	996,040
	Series 2008, 6.500%, 10/01/38
6,500	Total West Virginia			6,621,770
	Wisconsin – 3.7% (2.4% of Total Investments)
3,935	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,234,060
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	836,141
	Series 2009, 5.875%, 2/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	N/R	1,010,400
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	N/R	3,000,180
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,158,740
	Series 2004, 5.750%, 5/01/24
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
3,500	5.250%, 8/15/21	8/16 at 100.00	BBB+	3,532,340
1,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	919,430
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	4,890,858
19,000	Total Wisconsin			19,582,149
	Wyoming – 0.8% (0.5% of Total Investments)
1,720	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company	8/19 at 100.00	A2	1,836,152
	Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 8/21/19)
2,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	2,468,800
	5.600%, 12/01/35 (Alternative Minimum Tax)
4,220	Total Wyoming			4,304,952
$ 881,343	Total Investments (cost $794,179,565) – 154.5%			822,610,103
	Floating Rate Obligations – (17.5)%			(93,297,000)
	Other Assets Less Liabilities – 2.6%			13,728,461
	Auction Rate Preferred Shares, at Liquidation Value – (39.6)% (7)			(210,700,000)
	Net Assets Applicable to Common Shares – 100%			$ 532,341,564

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$818,724,998	$3,885,105	$822,610,103

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	3,885,105
Balance at the end of period	$3,885,105

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $701,952,939.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 51,502,237
Depreciation	(24,041,931)
Net unrealized appreciation (depreciation) of investments	$ 27,460,306

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.6%.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010